Investment Objectives and Goals	Nov. 10, 2025
Defiance GRNY Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance GRNY Option Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Defiance GRNY Option Income ETF (the “Fund” or the “GRNY Option Income ETF”) seeks current income and exposure to the share price of the Fundstrat Granny Shots US Large Cap ETF (“GRNY” or the “Underlying Security”), subject to a limit on potential investment gains.

Defiance NUKZ Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance NUKZ Option Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance NUKZ Option Income ETF (the “Fund” or the “NUKZ Option Income ETF”) seeks current income and exposure to the share price of the Range Nuclear Renaissance Index ETF (“NUKZ” or the “Underlying Security”), subject to a limit on potential investment gains.
Defiance BMNR Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance BMNR Option Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance BMNR Option Income ETF (the “Fund” or the “BMNR Option Income ETF”) seeks current income and exposure to the share price of the BitMine Immersion Technologies, Inc. (“BMNR” or the “Underlying Security”), subject to a limit on potential investment gains.